Quarterly Holdings Report
for
Fidelity Simplicity RMD Income Fund℠
October 31, 2021
RW24-NPRT1-1221
1.858587.115
Domestic Equity Funds - 9.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	8,866	120,130
Fidelity Series Blue Chip Growth Fund (a)	10,980	189,411
Fidelity Series Commodity Strategy Fund (a)	298,889	1,276,255
Fidelity Series Growth Company Fund (a)	16,860	482,015
Fidelity Series Intrinsic Opportunities Fund (a)	24,339	489,705
Fidelity Series Large Cap Stock Fund (a)	22,062	428,453
Fidelity Series Large Cap Value Index Fund (a)	9,913	159,692
Fidelity Series Opportunistic Insights Fund (a)	10,208	249,181
Fidelity Series Small Cap Discovery Fund (a)	3,641	53,455
Fidelity Series Small Cap Opportunities Fund (a)	11,815	177,692
Fidelity Series Stock Selector Large Cap Value Fund (a)	23,028	364,079
Fidelity Series Value Discovery Fund (a)	16,029	278,744
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,462,567)		4,268,812

International Equity Funds - 12.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	22,803	336,798
Fidelity Series Emerging Markets Fund (a)	24,533	277,473
Fidelity Series Emerging Markets Opportunities Fund (a)	101,255	2,499,976
Fidelity Series International Growth Fund (a)	42,091	863,287
Fidelity Series International Small Cap Fund (a)	11,243	271,188
Fidelity Series International Value Fund (a)	73,597	855,195
Fidelity Series Overseas Fund (a)	58,997	860,772
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,533,393)		5,964,689

Bond Funds - 59.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	278,072	2,805,750
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	9,229	92,564
Fidelity Series Emerging Markets Debt Fund (a)	28,013	256,880
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,525	84,743
Fidelity Series Floating Rate High Income Fund (a)	5,526	51,505
Fidelity Series High Income Fund (a)	30,830	294,739
Fidelity Series Inflation-Protected Bond Index Fund (a)	365,933	4,120,404
Fidelity Series International Credit Fund (a)	1,809	18,018
Fidelity Series International Developed Markets Bond Index Fund (a)	55,315	542,084
Fidelity Series Investment Grade Bond Fund (a)	1,526,133	17,825,236
Fidelity Series Long-Term Treasury Bond Index Fund (a)	151,498	1,289,252
Fidelity Series Real Estate Income Fund (a)	14,944	175,744
TOTAL BOND FUNDS (Cost $26,481,019)		27,556,919

Short-Term Funds - 19.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.07% (a)(b)	7,233,869	7,233,869
Fidelity Series Short-Term Credit Fund (a)	165,158	1,664,789
TOTAL SHORT-TERM FUNDS (Cost $8,880,033)		8,898,658

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $43,357,012)	46,689,078
NET OTHER ASSETS (LIABILITIES) - 0.0%	(630)
NET ASSETS - 100.0%	46,688,448

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	2,820,806	25,887	-	(14)	10,845	2,805,750
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	286,027	194,743	-	(9)	1,289	92,564
Fidelity Series All-Sector Equity Fund	117,753	9,474	12,909	-	790	5,022	120,130
Fidelity Series Blue Chip Growth Fund	184,558	48,377	26,237	31,616	2,205	(19,492)	189,411
Fidelity Series Canada Fund	304,600	32,408	16,836	-	248	16,378	336,798
Fidelity Series Commodity Strategy Fund	1,250,041	453,093	140,885	383,057	(14,388)	(271,606)	1,276,255
Fidelity Series Emerging Markets Debt Fund	253,021	16,949	8,774	2,824	(17)	(4,299)	256,880
Fidelity Series Emerging Markets Debt Local Currency Fund	82,482	7,942	2,574	-	(26)	(3,081)	84,743
Fidelity Series Emerging Markets Fund	272,236	24,166	20,858	-	(251)	2,180	277,473
Fidelity Series Emerging Markets Opportunities Fund	2,497,496	226,336	198,651	-	2,206	(27,411)	2,499,976
Fidelity Series Floating Rate High Income Fund	48,630	3,886	1,598	500	3	584	51,505
Fidelity Series Government Money Market Fund 0.07%	8,563,212	304,073	1,633,416	1,511	-	-	7,233,869
Fidelity Series Growth Company Fund	468,461	56,122	80,268	-	8,879	28,821	482,015
Fidelity Series High Income Fund	291,691	17,039	13,072	3,496	(28)	(891)	294,739
Fidelity Series Inflation-Protected Bond Index Fund	5,558,910	184,609	1,632,360	-	118,291	(109,046)	4,120,404
Fidelity Series International Credit Fund	18,276	120	-	120	-	(378)	18,018
Fidelity Series International Developed Markets Bond Index Fund	-	551,738	5,232	-	(49)	(4,373)	542,084
Fidelity Series International Growth Fund	828,159	84,202	64,934	-	549	15,311	863,287
Fidelity Series International Small Cap Fund	255,291	17,373	10,977	-	5	9,496	271,188
Fidelity Series International Value Fund	821,363	69,260	62,829	-	793	26,608	855,195
Fidelity Series Intrinsic Opportunities Fund	483,299	112,952	58,757	63,537	(1,468)	(46,321)	489,705
Fidelity Series Investment Grade Bond Fund	17,869,997	929,847	735,744	89,794	(344)	(238,520)	17,825,236
Fidelity Series Large Cap Stock Fund	420,870	65,969	52,238	24,669	614	(6,762)	428,453
Fidelity Series Large Cap Value Index Fund	157,211	13,663	16,572	-	471	4,919	159,692
Fidelity Series Long-Term Treasury Bond Index Fund	1,396,439	83,967	168,923	6,302	(8,857)	(13,374)	1,289,252
Fidelity Series Opportunistic Insights Fund	242,767	25,842	33,746	-	3,203	11,115	249,181
Fidelity Series Overseas Fund	830,166	81,498	75,107	-	970	23,245	860,772
Fidelity Series Real Estate Income Fund	176,012	9,629	9,800	3,068	242	(339)	175,744
Fidelity Series Short-Term Credit Fund	1,968,540	82,255	368,461	10,771	(900)	(16,645)	1,664,789
Fidelity Series Small Cap Discovery Fund	52,822	2,880	3,940	-	48	1,645	53,455
Fidelity Series Small Cap Opportunities Fund	175,153	52,557	24,292	40,339	292	(26,018)	177,692
Fidelity Series Stock Selector Large Cap Value Fund	358,776	31,205	38,943	-	1,044	11,997	364,079
Fidelity Series Value Discovery Fund	275,756	28,352	32,227	-	709	6,154	278,744
	46,223,988	6,734,616	5,771,790	661,604	115,211	(612,947)	46,689,078

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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